Allowance for Doubtful Accounts, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Allowance for Credit Loss [Abstract]
ALLOWANCE FOR DOUBTFUL ACCOUNTS, NET
B.	ALLOWANCE FOR DOUBTFUL ACCOUNTS, NET:

The Company uses the allowance method to account for uncollectible accounts receivable balances. Under the allowance method, an estimate of uncollectible customer balances is made based on the Company’s prior history and other factors such as credit quality of the customer and economic conditions of the market. Based on these factors, at March 31, 2022 and December 31, 2021, there was an allowance for doubtful accounts of $262,847 and $302,929, respectively.

B.	ALLOWANCE FOR DOUBTFUL ACCOUNTS, NET:

The Company uses the allowance method to account for uncollectible accounts receivable balances. Under the allowance method, an estimate of uncollectible customer balances is made based on the Company’s prior history and other factors such as credit quality of the customer and economic conditions of the market. Based on these factors, at December 31, 2021 and 2020, there was an allowance for doubtful accounts of $302,929 and $150,847, respectively.